Contract Balances, Performance Obligations and Contract Costs - Performance Obligations (Details) $ in Millions	Jul. 31, 2025 USD ($)
Performance Obligations
Remaining performance obligation, amount	$ 553.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-08-01
Performance Obligations
Remaining performance obligation, percentage	80.00%
Remaining performance obligation, period (month)	24 months